Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Exploration and Production) (Detail) - Exploration and Extraction (formerly Pemex Exploration and Production) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 12,597,956	$ 24,027,347	$ (2,353,077)
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	37,238,709	(904,083)	15,174,961
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,732,718	3,211,743	(9,532,221)
Ayin-Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,030,368	486,415	0
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	18,799,827	(16,192,262)
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	2,578,602	1,710,627
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	385,159	(397,084)
Cárdenas-Mora
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	1,150,448
Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	1,420,120
Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	1,454,789
Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	6,042,806
Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	6,445,006
Misión (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(62,104)	5,902	(458,354)
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(184,690)	3,903,165	9,724,991
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(287,187)	3,546,439	(423,347)
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(832,888)	0	0
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,560,264)	1,702,529	(1,705,447)
Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,576,853)	83,560	837,460
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(3,442,880)	(6,772,427)	(10,631,921)
Ku Maloob Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(8,425,068)	0	0
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (12,031,905)	$ (2,999,484)	$ (6,973,649)